SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
U.S. Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated September 18, 2024
to the Class F Shares Prospectus (the "Prospectus"), dated January 31, 2024, as amended on May 1, 2024, May 20, 2024, July 8, 2024, August 30, 2024 and September 13, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fees and Expenses of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.14%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund—Class F Shares	$116	$362	$628	$1,386

There are no other changes to the Fees and Expenses of the U.S. Managed Volatility Fund.

Changes to the Fees and Expenses of the Tax-Managed Managed Volatility Fund

In the Fund Summary for the Tax-Managed Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.13%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Tax-Managed Managed Volatility Fund—Class F Shares	$115	$359	$622	$1,375

There are no other changes to the Fees and Expenses of the Tax-Managed Managed Volatility Fund.

Changes to the Fees and Expenses of the Tax-Managed International Managed Volatility Fund

In the Fund Summary for the Tax-Managed International Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.33%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Tax-Managed International Managed Volatility Fund—Class F Shares	$135	$421	$729	$1,601

There are no other changes to the Fees and Expenses of the Tax-Managed International Managed Volatility Fund.

Changes to the Advisory Fees of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds

In the section titled "Sub-Advisers," the following text is hereby added after the table:

In addition, for the current fiscal year (ending September 30, 2024), SIMC is expected to receive investment advisory fees, as a percentage of each of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds' average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
U.S. Managed Volatility Fund*	0.64%	0.38%
Tax-Managed Managed Volatility Fund**	0.64%	0.43%

*  Effective September 1, 2024, the Contractual Advisory Fee was lowered from 0.65% to 0.55%.

**  Effective September 1, 2024, the Contractual Advisory Fee was lowered from 0.65% to 0.55%.

Changes to the Fee Waiver Disclosure

In the same section, in the sub-section titled "Information About Fee Waivers," the second table and the preceding paragraph are hereby deleted and replaced with the following text:

The investment advisory fee was lowered for the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, and the administration fee was lowered for the Tax-Managed International Managed Volatility Fund. Additionally, the voluntary fee waiver for the Small Cap Value Fund has been increased by SIMC, the Funds' administrator and/or the Funds' distributor. The voluntary waivers of SIMC, the Funds' administrator and/or the Funds' distributor are limited to the Funds' direct operating expenses and therefore do not apply to indirect expenses incurred by each Fund, such as AFFE, if any. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these changes, the Small Cap Value, U.S.

Managed Volatility, Tax-Managed Managed Volatility, and Tax-Managed International Managed Volatility Funds' total annual Fund operating expenses for the current fiscal year (ending September 30, 2024) are expected to be as follows:

Fund Name—Class F Shares	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Small Cap Value Fund	1.24%	1.11%	1.11%
U.S. Managed Volatility Fund	1.14%	0.90%	0.90%
Tax-Managed Managed Volatility Fund	1.13%	0.91%	0.91%
Tax-Managed International Managed Volatility Fund	1.33%	1.11%	1.11%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1544 (09/24)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
U.S. Managed Volatility Fund
(the "Funds")

Supplement Dated September 18, 2024
to the Class I Shares Prospectus (the "Prospectus"), dated January 31, 2024, as amended on
May 1, 2024, May 20, 2024, August 30, 2024 and September 13, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fees and Expenses of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.84%
Total Annual Fund Operating Expenses	1.39%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund—Class I Shares	$142	$440	$761	$1,669

There are no other changes to the Fees and Expenses of the U.S. Managed Volatility Fund.

Changes to the Advisory Fees of the U.S. Managed Volatility Fund

In the section titled "Sub-Advisers," the following text is hereby added after the table:

In addition, for the current fiscal year (ending September 30, 2024), SIMC is expected to receive investment advisory fees, as a percentage of the U.S. Managed Volatility Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
U.S. Managed Volatility Fund*	0.64%	0.38%

*  Effective September 1, 2024, the Contractual Advisory Fee was lowered from 0.65% to 0.55%.

Changes to the Fee Waiver Disclosure

In the same section, in the sub-section titled "Information About Fee Waivers," the following information in hereby added after the first table and its corresponding footnotes:

The investment advisory fee was lowered for the U.S. Managed Volatility Fund, and the voluntary fee waiver for the Small Cap Value Fund has been increased by SIMC, the Fund's administrator and/or the Fund's distributor. The voluntary waivers of SIMC, the Funds' administrator and/or the Funds' distributor are limited to the Funds' direct operating expenses and therefore do not apply to indirect expenses incurred by each Fund, such as AFFE, if any. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these changes, the Small Cap

Value and U.S. Managed Volatility Funds' total annual Fund operating expenses for the current fiscal year (ending September 30, 2024) are expected to be as follows:

Fund Name—Class I Shares	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Small Cap Value Fund	1.49%	1.33%	1.33%
U.S. Managed Volatility Fund	1.39%	1.15%	1.15%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1545 (09/24)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
U.S. Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated September 18, 2024
to the Class Y Shares Prospectus (the "Prospectus"), dated January 31, 2024, as amended on
April 5, 2024, May 1, 2024, May 20, 2024, July 8, 2024, August 30, 2024 and September 13, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fees and Expenses of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.89%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund—Class Y Shares	$91	$284	$493	$1,096

There are no other changes to the Fees and Expenses of the U.S. Managed Volatility Fund.

Changes to the Fees and Expenses of the Tax-Managed Managed Volatility Fund

In the Fund Summary for the Tax-Managed Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.88%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Tax-Managed Managed Volatility Fund—Class Y Shares	$90	$281	$488	$1,084

There are no other changes to the Fees and Expenses of the Tax-Managed Managed Volatility Fund.

Changes to the Fees and Expenses of the Tax-Managed International Managed Volatility Fund

In the Fund Summary for the Tax-Managed International Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.08%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Tax-Managed International Managed Volatility Fund—Class Y Shares	$110	$343	$595	$1,317

There are no other changes to the Fees and Expenses of the Tax-Managed International Managed Volatility Fund.

Changes to the Advisory Fees of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds

In the section titled "Sub-Advisers," the following text is hereby added after the table:

In addition, for the current fiscal year (ending September 30, 2024), SIMC is expected to receive investment advisory fees, as a percentage of each of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds' average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
U.S. Managed Volatility Fund*	0.64%	0.38%
Tax-Managed Managed Volatility Fund**	0.64%	0.43%

*  Effective September 1, 2024, the Contractual Advisory Fee was lowered from 0.65% to 0.55%.

**  Effective September 1, 2024, the Contractual Advisory Fee was lowered from 0.65% to 0.55%.

Changes to the Fee Waiver Disclosure

In the same section, in the sub-section titled "Information About Fee Waivers," the second table and the preceding paragraph are hereby deleted and replaced with the following text:

The investment advisory fee was lowered for the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, and the administration fee was lowered for the Tax-Managed International Managed Volatility Fund. Additionally, the voluntary fee waiver for the Small Cap Value Fund has been increased by SIMC, the Fund's administrator and/or the Fund's distributor. The voluntary waivers of SIMC, the Funds' administrator and/or the Funds' distributor are limited to the Funds' direct operating expenses and therefore do not apply to indirect expenses incurred by each Fund, such as AFFE, if any. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these changes, the Small Cap Value, U.S.

Managed Volatility, Tax-Managed Managed Volatility, and Tax-Managed International Managed Volatility Funds' total annual Fund operating expenses for the current fiscal year (ending September 30, 2024) are expected to be as follows:

Fund Name—Class Y Shares	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Small Cap Value Fund	0.99%	0.86%	0.86%
U.S. Managed Volatility Fund	0.89%	0.65%	0.65%
Tax-Managed Managed Volatility Fund	0.88%	0.66%	0.66%
Tax-Managed International Managed Volatility Fund	1.08%	0.86%	0.86%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1546 (09/24)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed International Managed Volatility Fund
(the "Fund")

Supplement Dated September 18, 2024
to the Statement of Additional Information (the "SAI"), dated January 31, 2024, as amended on
April 16, 2024, May 1, 2024, May 20, 2024, July 8, 2024 and September 13, 2024

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following change to the Fund.

Changes to the Administration Fees of the Fund

In the section titled "The Administrator and Transfer Agent," under the heading titled "Administration Fees," the table for the Fund is hereby deleted and replaced with the following:

Administration Fee
On the first $1.5 billion of Assets;	0.380%
on the next $500 million of Assets;	0.340%
on the next $500 million of Assets;	0.280%
on the next $500 million of Assets;	0.235%
on Assets over $3 billion.	0.200%

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1547 (09/24)